Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets
Restricted net assets	¥ 9,492,844	¥ 11,417,468
PRC
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
PRC | Foreign invested enterprise | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Domestic enterprise | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%